Shelton Funds
44 Montgomery Street, Suite 2100
San Francisco, California 94104
Telephone (800) 955-9988
Internet www.sheltoncap.com

January 14, 2013

VIA EDGAR

Document Control
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Shelton Funds
File Nos. 33-499 and 811-4417

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on December 28, 2012 of Registrant’s Post-Effective Amendment No 43 under the Securities Act of 1933 and Amendment No. 44 under the Investment Company Act of 1940.

Sincerely,

/s/ Teresa Axelson
Teresa Axelson
Chief Compliance Officer